Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
August 31, 2023
EGK-NPRT3-1023
1.9909904.100
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.3%
Entertainment - 4.8%
Netflix, Inc. (a)	43	18,648
Universal Music Group NV	764	18,942
Warner Music Group Corp. Class A	374	12,454
		50,044
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	417	56,783
TOTAL COMMUNICATION SERVICES		106,827
CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	138	4,335
Ferrari NV	15	4,766
		9,101
Broadline Retail - 4.9%
Amazon.com, Inc. (a)	292	40,299
Dollarama, Inc.	8	519
MercadoLibre, Inc. (a)	7	9,607
		50,425
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	58	7,630
Booking Holdings, Inc. (a)	2	6,210
Flutter Entertainment PLC (a)	48	8,762
Kura Sushi U.S.A., Inc. Class A (a)	16	1,398
		24,000
Specialty Retail - 2.1%
Five Below, Inc. (a)	39	6,706
Floor & Decor Holdings, Inc. Class A (a)	32	3,190
TJX Companies, Inc.	126	11,652
		21,548
Textiles, Apparel & Luxury Goods - 1.1%
Compagnie Financiere Richemont SA Series A	2	284
LVMH Moet Hennessy Louis Vuitton SE	7	5,920
Samsonite International SA (a)(b)	1,761	5,894
		12,098
TOTAL CONSUMER DISCRETIONARY		117,172
CONSUMER STAPLES - 1.3%
Beverages - 0.9%
Monster Beverage Corp.	167	9,587
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	23	3,692
Kenvue, Inc.	22	507
		4,199
TOTAL CONSUMER STAPLES		13,786
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	156	5,646
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	95	15,504
New Fortress Energy, Inc.	66	2,049
Reliance Industries Ltd. GDR (b)	216	12,550
Southwestern Energy Co. (a)	255	1,729
		31,832
TOTAL ENERGY		37,478
FINANCIALS - 5.7%
Banks - 0.0%
HDFC Bank Ltd. sponsored ADR	7	436
Capital Markets - 1.4%
CME Group, Inc.	71	14,390
Financial Services - 2.8%
Block, Inc. Class A (a)	158	9,109
MasterCard, Inc. Class A	47	19,394
		28,503
Insurance - 1.5%
Arthur J. Gallagher & Co.	38	8,758
BRP Group, Inc. (a)	92	2,446
Marsh & McLennan Companies, Inc.	24	4,680
		15,884
TOTAL FINANCIALS		59,213
HEALTH CARE - 15.7%
Biotechnology - 6.1%
Alnylam Pharmaceuticals, Inc. (a)	34	6,726
Arcellx, Inc. (a)	6	215
Beam Therapeutics, Inc. (a)	7	162
Cytokinetics, Inc. (a)	20	699
Galapagos NV sponsored ADR (a)	59	2,236
Gamida Cell Ltd. (a)	297	350
Genmab A/S (a)	4	1,533
Hookipa Pharma, Inc. (a)	142	93
Immunocore Holdings PLC ADR (a)	23	1,294
Insmed, Inc. (a)	92	2,014
Legend Biotech Corp. ADR (a)	23	1,595
Regeneron Pharmaceuticals, Inc. (a)	11	9,091
Repligen Corp. (a)	23	4,000
Seagen, Inc. (a)	45	9,273
Vertex Pharmaceuticals, Inc. (a)	65	22,642
Vor Biopharma, Inc. (a)	68	170
XOMA Corp. (a)	42	589
		62,682
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (a)	17	974
Boston Scientific Corp. (a)	246	13,269
Inspire Medical Systems, Inc. (a)	5	1,134
Insulet Corp. (a)	1	192
Penumbra, Inc. (a)	7	1,852
		17,421
Health Care Providers & Services - 2.1%
HealthEquity, Inc. (a)	146	9,862
Option Care Health, Inc. (a)	7	244
UnitedHealth Group, Inc.	25	11,915
		22,021
Health Care Technology - 0.1%
Simulations Plus, Inc.	14	623
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	8	969
Bio-Techne Corp.	35	2,744
Bruker Corp.	67	4,395
Charles River Laboratories International, Inc. (a)	17	3,516
Codexis, Inc. (a)	113	197
Danaher Corp.	20	5,300
Sartorius Stedim Biotech	14	3,979
Thermo Fisher Scientific, Inc.	12	6,685
		27,785
Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc. (a)	23	172
AstraZeneca PLC sponsored ADR	83	5,629
Eli Lilly & Co.	44	24,385
Revance Therapeutics, Inc. (a)	74	1,305
		31,491
TOTAL HEALTH CARE		162,023
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.3%
Spirit AeroSystems Holdings, Inc. Class A	152	3,241
Electrical Equipment - 1.6%
Bloom Energy Corp. Class A (a)	13	195
Eaton Corp. PLC	58	13,361
Hubbell, Inc. Class B	8	2,608
		16,164
Ground Transportation - 3.7%
Uber Technologies, Inc. (a)	819	38,681
Industrial Conglomerates - 1.5%
General Electric Co.	136	15,567
Machinery - 2.1%
Energy Recovery, Inc. (a)	42	1,142
Ingersoll Rand, Inc.	157	10,929
Parker Hannifin Corp.	17	7,087
Westinghouse Air Brake Tech Co.	26	2,926
		22,084
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	49	4,863
Professional Services - 1.9%
Equifax, Inc.	68	14,056
TransUnion Holding Co., Inc.	61	4,954
		19,010
Trading Companies & Distributors - 0.9%
Ferguson PLC	57	9,275
TOTAL INDUSTRIALS		128,885
INFORMATION TECHNOLOGY - 36.6%
Electronic Equipment, Instruments & Components - 0.6%
Jabil, Inc.	50	5,721
IT Services - 2.1%
Gartner, Inc. (a)	9	3,147
MongoDB, Inc. Class A (a)	30	11,439
Shopify, Inc. Class A (a)	65	4,322
Snowflake, Inc. (a)	18	2,823
		21,731
Semiconductors & Semiconductor Equipment - 13.5%
Aixtron AG	102	3,882
Allegro MicroSystems LLC (a)	36	1,377
ASML Holding NV (depository receipt)	8	5,284
BE Semiconductor Industries NV	54	6,213
KLA Corp.	13	6,524
Monolithic Power Systems, Inc.	6	3,127
NVIDIA Corp.	175	86,371
SiTime Corp. (a)	41	5,440
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	169	15,813
Universal Display Corp.	37	6,015
		140,046
Software - 15.9%
Confluent, Inc. (a)	171	5,658
HubSpot, Inc. (a)	15	8,198
Manhattan Associates, Inc. (a)	35	7,092
Microsoft Corp.	365	119,632
NICE Ltd. sponsored ADR (a)	18	3,506
Oracle Corp.	140	16,855
ServiceNow, Inc. (a)	6	3,533
Volue A/S (a)	175	376
		164,850
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	250	46,968
TOTAL INFORMATION TECHNOLOGY		379,316
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	74	451
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	12	305
TOTAL COMMON STOCKS (Cost $970,472)		1,005,456

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c) (Cost $29,835)	29,829	29,835

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,000,307)	1,035,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	187
NET ASSETS - 100.0%	1,035,478

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,444 or 1.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	1,000,000	970,165	612	-	-	29,835	0.0%
Total	-	1,000,000	970,165	612	-	-	29,835

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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